Consolidated Statements of Income/(Loss) and Comprehensive Income/(Loss) (CAD) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Oil and natural gas sales, net of royalties	1,526,194	1,352,472	1,153,334
Commodity derivative instruments gain/(loss)	234,373	(41,870)	91,995
Total	1,760,567	1,310,602	1,245,329
Expenses
Operating	392,564	343,433	319,031
Production taxes	81,522	70,388	56,624
Transportation	57,215	39,918	26,569
General and administrative	105,041	110,260	93,844
Depletion, depreciation, amortization and accretion	566,674	593,203	560,293
Asset impairment			781,099
Interest	63,788	58,337	54,907
Foreign exchange (gain)/loss	57,090	9,313	(17,204)
Other expense/(income)	(231)	(868)	(86,146)
Total	1,323,663	1,223,984	1,789,017
Income/(loss) before taxes	436,904	86,618	(543,688)
Current income tax expense/(recovery)	4,998	7,889	1,648
Deferred income tax expense/(recovery)	132,830	30,753	(274,639)
Net Income/(loss)	299,076	47,976	(270,697)
Changes due to marketable securities (net of tax)
Unrealized gains/(losses)	(145)	7,136	(10,115)
Realized (gains)/loss reclassified to net income	2,503	(315)
Change in cumulative translation adjustment	143,817	72,867	(32,255)
Other Comprehensive Income/(loss)	146,175	79,688	(42,370)
Total Comprehensive Income/(loss)	445,251	127,664	(313,067)
Net income/(loss) per share
Basic (in dollars per share)	1.46	0.24	(1.38)
Diluted (in dollars per share)	1.44	0.24	(1.38)